Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenue [Abstract]
General and administrative costs		$ 1,234,544	$ 69	$ 1,437,976		$ 51,910		$ 51,910
Subscription agreement expense		6,044,986	0	6,044,986		0
Loss from operations		(7,279,530)	(69)	(7,482,962)		(51,910)
OTHER INCOME (LOSS)
Income earned on cash and marketable securities held in Trust Account		4,393,948	0	6,552,466		0
Change of fair value of subscription agreement liability		(30,499,229)	0	(30,499,229)		0
Total other (expense) income, net		(26,105,281)	0	(23,946,763)		0
NET LOSS		$ (33,384,811)	$ (69)	(31,429,725)		$ (51,910)		$ (51,910)
Basic net loss per share								$ (0.01)
Diluted net loss per share								$ (0.01)
Basic weighted average shares outstanding	[1],[2]							7,500,000
Diluted weighted average shares outstanding	[1],[2]							7,500,000
ColdQuanta Inc dba Infleqtion [Member]
Revenues [Abstract]
Revenue				21,674,000	$ 19,581,000		$ 28,836,000		$ 10,950,000
Cost of Revenue [Abstract]
Cost of revenue:				13,590,000	15,604,000		19,772,000		6,514,000
Gross profit				8,084,000	3,977,000		9,064,000		4,436,000
Research and development				15,324,000	17,653,000		22,303,000		33,824,000
Selling and marketing				1,163,000	2,695,000		3,412,000		4,875,000
General and administrative costs				16,860,000	17,461,000		23,875,000		22,871,000
Impairment of assets and goodwill				0	13,204,000		13,539,000		0
Grant income				1,531,000	793,000		1,057,000		1,337,000
Loss from operations				(23,732,000)	(46,243,000)		(53,008,000)		(55,797,000)
OTHER INCOME (LOSS)
Interest income, net				1,855,000	961,000		1,154,000		3,156,000
Change in fair value of SAFE liabilities				0	(363,000)		(2,271,000)		0
Change In Fair Value of Contingent Consideration				0	380,000		380,000		0
Other, net				842,000	230,000		21,000		125,000
Total other (expense) income, net				2,697,000	748,000		(758,000)		3,031,000
Loss before income taxes				(21,035,000)	(45,495,000)		(53,766,000)		(52,766,000)
Income tax (benefit) expense				0	3,000		(2,000)		0
NET LOSS				(21,035,000)	(45,498,000)		(53,764,000)		(52,766,000)
Unrealized income (losses) on available-for-sale securities				105,000	0
Foreign currency translation adjustment				190,000	345,000		474,000		(330,000)
Comprehensive loss				$ (20,740,000)	$ (45,153,000)		$ (53,290,000)		$ (53,096,000)
Basic net loss per share				$ (0.46)	$ (1.16)		$ (1.35)		$ (1.5)
Diluted net loss per share				$ (0.46)	$ (1.16)		$ (1.35)		$ (1.5)
Basic weighted average shares outstanding				45,456,929	39,217,386		39,808,027		35,065,048
Diluted weighted average shares outstanding							39,808,027		35,065,048
Product [Member] | ColdQuanta Inc dba Infleqtion [Member]
Revenues [Abstract]
Revenue				$ 15,987,000	$ 14,397,000		$ 22,325,000		$ 6,732,000
Cost of Revenue [Abstract]
Cost of revenue:				10,651,000	13,776,000		17,571,000		4,326,000
Service [Member] | ColdQuanta Inc dba Infleqtion [Member]
Revenues [Abstract]
Revenue				5,687,000	5,184,000		6,511,000		4,218,000
Cost of Revenue [Abstract]
Cost of revenue:				$ 2,939,000	$ 1,828,000		$ 2,201,000		$ 2,188,000
Common Class A [Member]
OTHER INCOME (LOSS)
Basic net loss per share		$ (0.64)	$ 0	$ (1.02)		$ 0
Diluted net loss per share		$ (0.64)	$ 0	$ (1.02)		$ 0
Basic weighted average shares outstanding		41,700,000	0	21,156,618		0
Diluted weighted average shares outstanding		41,700,000	0	21,156,618		0
Common Class B [Member]
OTHER INCOME (LOSS)
Basic net loss per share		$ (0.64)	$ 0	$ (1.02)		$ (0.01)
Diluted net loss per share		$ (0.64)	$ 0	$ (1.02)		$ (0.01)
Basic weighted average shares outstanding	[3],[4]	10,350,000	9,000,000	9,684,926		9,000,000
Diluted weighted average shares outstanding	[3],[4]	10,350,000	9,000,000	9,684,926		9,000,000

[1]	Excludes an aggregate of up to 1,125,000 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5).
[2]	In April 2025 the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented.
[3]	At December 31, 2024, included an aggregate of up to 1,350,000 Class B Ordinary Shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the Company consummated its Initial Public Offering and sold 41.4 million Public Units, which included the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[4]	On February 15, 2024, the Sponsor acquired an aggregate of 7,187,500 Founder Shares for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.